4. Derivative Liability (Details 6)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
Aug. 8, 2016 [Member]
Volatility	[1],[2]	147.80%
Aug. 8, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[1],[2]	0.29%
Expected life (years)	[1],[2]	1 month 24 days
Aug. 8, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[1],[2]	0.31%
Expected life (years)	[1],[2]	3 months 26 days
Aug. 9, 2016 [Member]
Volatility	[2]	151.30%
Risk-free interest rate	[2]	0.50%
Expected life (years)	[2]	9 months 15 days
Aug. 16, 2016 [Member]
Volatility	[2]	163.70%
Risk-free interest rate		0.27%
Aug. 16, 2016 [Member] | Minimum [Member]
Expected life (years)		1 month 13 days
Aug. 16, 2016 [Member] | Maximum [Member]
Expected life (years)		3 months 15 days
Aug. 17, 2016 [Member]
Volatility	[3]	164.80%
Aug. 17, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[3]	0.27%
Expected life (years)	[3]	0 years
Aug. 17, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[3]	0.52%
Expected life (years)	[3]	9 months 7 days

[1]	(12) Partial Conversion of May 2016 Convertible Note
[2]	(8) Partial Conversion of Exchange Notes
[3]	(11) Exchange February 2016 Convertible Note